Employee Future Benefits (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Pension and Retiree Welfare Plans
(c) Pension and retiree welfare plans
The following tables present the reconciliation of defined benefit obligation and fair value of plan assets for the pension plans and retiree welfare plans.

	Pension plans		Retiree welfare plans
For the years ended December 31,	2023	2022	2023	2022

Changes in defined benefit obligation:
Opening balance	$3,794	$4,560	$466	$584
Current service cost	41	43	–	–
Past service cost - amendment	–	(6)	–	–
Interest cost	184	127	22	16
Plan participants’ contributions	–	–	3	3
Actuarial losses (gains) due to:
Experience	11	5	(10)	(13)
Demographic assumption changes	14	–	1	–
Economic assumption changes	119	(835)	16	(112)
Benefits paid	(308)	(299)	(38)	(40)
Impact of changes in foreign exchange rates	(66)	199	(10)	28
Defined benefit obligation, December 31	$3,789	$3,794	$450	$466

	Pension plans		Retiree welfare plans
For the years ended December 31,	2023	2022	2023	2022
Change in plan assets:
Fair value of plan assets, opening balance	$3,722	$4,510	$523	$587
Interest income	181	127	25	16
Return on plan assets (excluding interest income)	129	(869)	17	(91)
Employer contributions	59	59	12	11
Plan participants’ contributions	–	–	3	3
Benefits paid	(308)	(299)	(38)	(40)
Administration costs	(10)	(11)	(1)	(2)
Impact of changes in foreign exchange rates	(67)	205	(15)	39
Fair value of plan assets, December 31	$3,706	$3,722	$526	$523

Summary of Amounts Recognized in Consolidated Statements of Financial Position
(d) Amounts recognized in the Consolidated Statements of Financial Position
The following table presents the deficit (surplus) and net defined benefit liability (asset) for the pension plans and retiree welfare plans.

	Pension plans		Retiree welfare plans
As at December 31,	2023	2022	2023	2022

Development of net defined benefit liability
Defined benefit obligation	$3,789	$3,794	$450	$466
Fair value of plan assets	3,706	3,722	526	523
Deficit (surplus)	83	72	(76)	(57)
Effect of asset limit (1)	41	48	–	–
Deficit (surplus) and net defined benefit liability (asset)	124	120	(76)	(57)
Deficit is comprised of:
Funded or partially funded plans	(422)	(441)	(190)	(168)
Unfunded plans	546	561	114	111
Deficit (surplus) and net defined benefit liability (asset)	$124	$120	$(76)	$(57)

(1)
The asset limit relates to a registered pension plan in Canada. The surplus in that plan is above the present value of economic benefits that can be derived by the Company through reductions in future contributions. For other funded pension plans in surplus position, the present value of the economic benefits available in the form of reductions in future contributions to the plans r
emains greater than the current surplus.

Summary of Disaggregation of Defined Benefit Obligation
(e) Disaggregation of defined benefit obligation
The following table presents components of the defined benefit obligation between active members and inactive and retired members.

	U.S. plans				Canadian plans
	Pension plans		Retiree welfare plans		Pension plans		Retiree welfare plans
As at December 31,	2023	2022	2023	2022	2023	2022	2023	2022
Active members	$526	$509	$9	$11	$116	$125	$–	$–
Inactive and retired members	1,907	2,006	327	344	1,240	1,154	114	111
Total	$2,433	$2,515	$336	$355	$1,356	$1,279	$114	$111

Summary of Major Categories of Plan Assets and Actual Per Cent Allocation to Each Category
(f) Fair value measurements
The following tables present major categories of plan assets and the allocation to each category.

	U.S. plans (1)				Canadian plans (2)
	Pension plans		Retiree welfare plans		Pension plans		Retiree welfare plans
As at December 31, 2023	Fair value	% of total	Fair value	% of total	Fair value	% of total	Fair value	% of total
Cash and cash equivalents	$28	1%	$25	5%	$15	1%	$–	–
Public equity securities (3)	315	13%	39	7%	195	17%	–	–
Public debt securities	1,437	57%	448	85%	974	82%	–	–
Other investments (4)	741	29%	14	3%	1	0%	–	–
Total	$2,521	100%	$526	100%	$1,185	100%	$–	–

	U.S. plans (1)				Canadian plans (2)
	Pension plans		Retiree welfare plans		Pension plans		Retiree welfare plans
As at December 31, 2022	Fair value	% of total	Fair value	% of total	Fair value	% of total	Fair value	% of total
Cash and cash equivalents	$35	1%	$22	4%	$9	1%	$–	–
Public equity securities (3)	377	15%	41	8%	233	20%	–	–
Public debt securities	1,509	58%	445	85%	898	79%	–	–
Other investments (4)	660	26%	15	3%	1	0%	–	–
Total	$2,581	100%	$523	100%	$1,141	100%	$–	–

(1)
The U.S. pension and retiree welfare plan assets have daily quoted prices in active markets, except for the private debt, infrastructure, private equity, real estate, timber and agriculture assets. In the aggregate, the latter assets represent approximately
16
% of all U.S. pension and retiree welfare plan assets as at December 31, 2023 (2022 –
15
%).

(2)
All the Canadian pension plan assets have daily quoted prices in active markets, except for the group annuity contract assets that represent approximately
0.1%
 of all Canadian pension plan assets as at December 31, 2023 (2022 –
0.1
%).

(3)	Equity securities include direct investments in MFC common shares of $ 1.4 (2022 – $ 1.2 ) in the U.S. retiree welfare plan .
(4)
Other U.S. plan assets include investment in real estate, private debt, infrastructure, private equity, timberland and agriculture and managed futures. Other Canadian pension plan assets include investment in the group annuity contract.

Summary of Components of Net Benefit Cost for Pension Plans and Retiree Welfare Plans
(g) Net benefit cost recognized in the Consolidated Statements of Income
The following table presents components of the net benefit cost for the pension plans and retiree welfare plans.

	Pension plans		Retiree welfare plans
For the years ended December 31,	2023	2022	2023	2022
Defined benefit current service cost (1)	$41	$43	$–	$–
Defined benefit administrative expenses	10	11	1	2
Past service cost - plan amendments and curtailments	–	(6)	–	–
Service cost	51	48	1	2
Interest on net defined benefit (asset) liability	5	2	(3)	–
Defined benefit cost	56	50	(2)	2
Defined contribution cost	93	85	–	–
Net benefit cost	$149	$135	$(2)	$2

(1)
There are no significant current service costs for the retiree welfare plans as they are closed and mostly frozen. The re-measurement gain or loss on these plans is due to the volatility of discount rates and investment returns.

Summary of Re-measurement Effects Recognized in Other Comprehensive Income
(h) Re-measurement effects recognized in Other Comprehensive Income
The following table presents components of the re-measurement effects recognized in Other Comprehensive Income for the pension plans and retiree welfare plans.

	Pension plans		Retiree welfare plans
For the years ended December 31,	2023	2022	2023	2022
Actuarial gains (losses) on defined benefit obligations due to:
Experience	$(11)	$(5)	$10	$13
Demographic assumption changes	(14)	–	(1)	–
Economic assumption changes	(119)	835	(16)	112
Return on plan assets (excluding interest income)	129	(869)	17	(91)
Change in effect of asset limit (excluding interest)	10	(10)	–	–
Total re-measurement effects	$(5)	$(49)	$10	$34

Summary of Key Assumptions Used by to Determine Defined Benefit Obligation and Net Benefit Cost for Defined Benefit Pension Plans and Retiree Welfare Plans
(i) Assumptions
The following table presents key assumptions used by the Company to determine the defined benefit obligation and net benefit cost for the defined benefit pension plans and retiree welfare plans.

	U.S. Plans				Canadian Plans
	Pension plans		Retiree welfare plans		Pension plans		Retiree welfare plans
For the years ended December 31,	2023	2022	2023	2022	2023	2022	2023	2022
To determine the defined benefit obligation at end of year (1) :
Discount rate	4.8%	5.0%	4.8%	5.0%	4.6%	5.3%	4.7%	5.3%
Initial health care cost trend rate (2)	n/a	n/a	9.0%	7.8%	n/a	n/a	3.9%	5.3%
To determine the defined benefit cost for the year (1) :
Discount rate	5.0%	2.7%	5.0%	2.7%	5.3%	3.1%	5.3%	3.2%
Initial health care cost trend rate (2)	n/a	n/a	7.8%	7.0%	n/a	n/a	5.3%	5.4%

(1)	Inflation and salary increase assumptions are not shown as they do not materially affect obligations and cost.
(2)
The health care cost trend rate used to measure the U.S. based retiree welfare obligation was
9.0
% grading to
4.8
% for 20
41
 and years thereafter (2022 –
7.8
% grading to
4.8
% for 2035
 and years thereafter
) and to measure the net benefit cost was
7.8
% grading to
4.8
% for 20
35
 and years thereafter (2022 –
7.0
% grading to
4.5
% for 2032
 and years thereafter).
In Canada, the rate used to measure the retiree welfare obligation was
5.1
%
in
2023
 and
 3.9% in 2024,
grading to
4.0
% for 20
29
 and years thereafter (2022 –
5.3
% grading to
4.8
% for 2026
 and years thereafter
) and to measure the net benefit cost was
5.3
% grading to
4.8
% for 20
26
 and years thereafter (2022 –
5.4
% grading to
4.8
% for 2026
 and years thereafter
).

Summary of Life Expectancies Underlying Values of Obligations in Defined Benefit Pension and Retiree Welfare Plans	The following table presents current life expectancies underlying the values of the obligations in the defined benefit pension and retiree welfare plans.

As at December 31, 2023	U.S.	Canada
Life expectancy (in years) for those currently age 65
Males	22.2	24.3
Females	23.7	26.2
Life expectancy (in years) at age 65 for those currently age 45
Males	23.6	25.3
Females	25.0	27.1

Summary of Potential Impact on Obligations Arising From Changes in Key Assumptions
(j) Sensitivity of assumptions on obligations
Assumptions used can have a significant effect on the obligations reported for defined benefit pension and retiree welfare plans. The following table sets out the potential impact on the obligations arising from changes in the key assumptions. Each sensitivity assumes that all other assumptions are held constant. In actuality, inter-relationships among assumptions may exist.

As at December 31, 2023	Pension plans	Retiree welfare plans
Discount rate:
Impact of a 1% increase	$(274)	$(38)
Impact of a 1% decrease	316	44
Health care cost trend rate:
Impact of a 1% increase	n/a	11
Impact of a 1% decrease	n/a	(10)
Mortality rates (1)
Impact of a 10% decrease	89	6

(1)
If the actuarial estimates of mortality are adjusted in the future to reflect unexpected decreases in mortality, the effect of a
10
% decrease in mortality rates at each future age would be an increase in life expectancy at age 65 of
0.8
years for U.S.
and
Canadian
males and females
.

Summary of Weighted Average Duration of the Defined Benefit Obligations

(k) Maturity profile
The following table presents weighted average duration (in years) of the defined benefit obligations.

	Pension plans		Retiree welfare plans
As at December 31,	2023	2022	2023	2022
U.S. plans	8.4	8.2	8.2	8.2
Canadian plans	9.9	10.6	11.1	11.1

Summary of Cash Payments
(l) Cash flows – contributions
The following table presents total cash payments for all employee future benefits, comprised of cash contributed by the Company to funded defined benefit pension and retiree welfare plans, cash payments directly to beneficiaries in respect of unfunded pension and retiree welfare plans, and cash contributed to defined contribution pension plans.

	Pension plans		Retiree welfare plans
For the years ended December 31,	2023	2022	2023	2022

Defined benefit plans	$59	$59	$12	$11
Defined contribution plans	93	85	–	–
Total	$152	$144	$12	$11